CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Products (Revenues)	$ 165,029	$ 151,610	$ 464,076	$ 1,544,015	$ 2,013,155	$ 1,551,511
Monitoring and other related services (Revenues)	2,520,185	2,848,096	12,617,534	8,572,595	17,778,337	16,410,292
Total revenues	2,685,214	2,999,706	13,081,610	10,116,610	19,791,492	17,961,803
Products (Cost of revenues)	86,773	88,789	199,785	553,004	1,596,759	651,113
Monitoring and other related services (Cost of revenues)	1,508,878	1,431,551	6,417,454	4,482,754	9,821,253	8,914,846
Impairment of monitoring equipment and parts (Note2)					1,648,762	464,295
Total cost of revenues	1,595,651	1,520,340	6,617,239	5,035,758	13,066,774	10,030,254
Gross profit	1,089,563	1,479,366	6,464,371	5,080,852	6,724,718	7,931,549
Selling, general and administrative (including $3,576,194 and $1,530,646, respectively, of compensation expense paid in stock, stock options / warrants or as a result ofamortization of stock-based compensation)	2,075,796	4,494,197	6,238,783	10,838,842	15,405,742	15,652,303
Research and development	269,072	310,810	668,269	987,215	1,248,654	1,453,994
Settlement expense			350,000		403,678	276,712
Impairment of goodwill (Note 2)					5,514,395
Loss from operations	(1,255,305)	(3,325,641)	(792,681)	(6,745,205)	(15,847,751)	(9,451,460)
Loss on disposal of equipment	(94)		(1,459)	(216)	(205,489)	(95,583)
Change from estimate to actual on acquisition costs					110,342
Redemption of SecureAlert Monitoring Series A Preferred						16,683
Interest income					11,445	13,072
Interest expense (including $963,233 and $42,351, respectively, paid in stock,stock options / warrants)1	2,737,220	654,426	5,939,171	992,334	(1,489,897)	(712,840)
Currency exchange rate gain (loss)	(59,940)	35,633	(122,331)	(30,033)	(28,358)	(173)
Other income, net					(190,023)	576,232
Net loss	(4,132,763)	(4,147,909)	(6,194,027)	(7,729,774)	(17,458,107)	(9,890,574)
Net loss (income) attributable to non-controlling interest						(31,750)
Dividends on Series D Preferred stock	(9,325)	(623,678)	(1,033,470)	(1,849,771)	(2,480,298)	(2,029,996)
Net loss attributable to SecureAlert, Inc. common stockholders	$ (4,142,088)	$ (4,771,587)	$ (7,227,497)	$ (9,579,545)	$ (19,938,405)	$ (11,920,570)
Net loss per common share, basic and diluted					$ (0.04)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	5,886,000	2,624,305	4,387,000	2,584,315	547,034,000	380,659,000